Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

December 31, 2016

Dates Covered
Collections Period	12/01/16 - 12/31/16
Interest Accrual Period	12/15/16 - 01/16/17
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/16	611,491,190.85	33,550
Yield Supplement Overcollateralization Amount 11/30/16	24,468,952.30	0
Receivables Balance 11/30/16	635,960,143.15	33,550
Principal Payments	23,074,937.34	717
Defaulted Receivables	2,176,792.86	97
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/16	23,190,312.70	0
Pool Balance at 12/31/16	587,518,100.25	32,736

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	56.52%

Prepayment ABS Speed	1.56%

Overcollateralization Target Amount	26,438,314.51
Actual Overcollateralization	26,438,314.51

Weighted Average APR	4.13%
Weighted Average APR, Yield Adjusted	6.12%
Weighted Average Remaining Term	51.00

Delinquent Receivables:
Past Due 31-60 days	12,355,398.77	645
Past Due 61-90 days	3,166,352.67	159
Past Due 91-120 days	656,795.72	37
Past Due 121+ days	0.00	0
Total	16,178,547.16	841

Total 31+ Delinquent as % Ending Pool Balance	2.75%

Recoveries	980,741.23

Aggregate Net Losses/(Gains) - December 2016	1,196,051.63

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.26%
Prior Net Losses Ratio	1.46%
Second Prior Net Losses Ratio	1.68%
Third Prior Net Losses Ratio	1.04%
Four Month Average	1.61%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.02%

Flow of Funds	$ Amount

Collections	26,177,009.92
Advances	(2,361.06)
Investment Earnings on Cash Accounts	5,868.21
Servicing Fee	(529,966.79)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	25,650,550.28

Distributions of Available Funds
(1) Class A Interest	659,175.95
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	22,894,301.52
(7) Distribution to Certificateholders	2,059,161.14
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	25,650,550.28

Servicing Fee	529,966.79
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 12/15/16	583,974,087.26
Principal Paid	22,894,301.52
Note Balance @ 01/17/17	561,079,785.74

Class A-1
Note Balance @ 12/15/16	0.00
Principal Paid	0.00
Note Balance @ 01/17/17	0.00
Note Factor @ 01/17/17	0.0000000%

Class A-2a
Note Balance @ 12/15/16	138,179,042.59
Principal Paid	15,521,560.31
Note Balance @ 01/17/17	122,657,482.28
Note Factor @ 01/17/17	43.8062437%

Class A-2b
Note Balance @ 12/15/16	65,635,044.67
Principal Paid	7,372,741.21
Note Balance @ 01/17/17	58,262,303.46
Note Factor @ 01/17/17	43.8062432%

Class A-3
Note Balance @ 12/15/16	234,000,000.00
Principal Paid	0.00
Note Balance @ 01/17/17	234,000,000.00
Note Factor @ 01/17/17	100.0000000%

Class A-4
Note Balance @ 12/15/16	125,000,000.00
Principal Paid	0.00
Note Balance @ 01/17/17	125,000,000.00
Note Factor @ 01/17/17	100.0000000%

Class B
Note Balance @ 12/15/16	21,160,000.00
Principal Paid	0.00
Note Balance @ 01/17/17	21,160,000.00
Note Factor @ 01/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	697,087.62
Total Principal Paid	22,894,301.52
Total Paid	23,591,389.14

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	110,543.23
Principal Paid	15,521,560.31
Total Paid to A-2a Holders	15,632,103.54

Class A-2b
One-Month Libor	0.70389%
Coupon	1.10389%
Interest Paid	66,416.05
Principal Paid	7,372,741.21
Total Paid to A-2b Holders	7,439,157.26

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6907603
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.6864932
Total Distribution Amount	23.3772535

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.3947973
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	55.4341440
Total A-2a Distribution Amount	55.8289413

A-2b Interest Distribution Amount	0.4993688
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	55.4341444
Total A-2b Distribution Amount	55.9335132

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/16	155,631.60
Balance as of 12/31/16	153,270.54
Change	(2,361.06)

Reserve Account
Balance as of 12/15/16	2,581,024.89
Investment Earnings	548.08
Investment Earnings Paid	(548.08)
Deposit/(Withdrawal)	-
Balance as of 01/17/17	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89